Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000094853
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,574		$ 9,483		$ 9,382		$ 9,577		$ 9,751		$ 9,822		$ 9,809		$ 9,922		$ 10,024		$ 10,072		$ 10,103		$ 10,134			$ 10,203		$ 10,224		$ 10,286		$ 10,306		$ 10,327		$ 10,348		$ 10,323		$ 10,376		$ 10,365		$ 10,467		$ 10,499		$ 10,520		$ 10,521		$ 10,617		$ 10,595		$ 10,630		$ 10,672		$ 10,662		$ 10,627		$ 10,702		$ 10,648		$ 10,697		$ 10,697		$ 10,654		$ 10,562		$ 10,704		$ 10,726		$ 10,744		$ 10,788		$ 10,788		$ 10,883		$ 10,872		$ 10,838		$ 10,858		$ 10,836		$ 10,847		$ 10,940		$ 11,008		$ 11,019		$ 10,335		$ 10,596		$ 10,902		$ 11,159		$ 11,433		$ 11,524		$ 11,492		$ 11,503		$ 11,859		$ 12,031		$ 12,031		$ 12,042		$ 12,008		$ 12,101		$ 12,159		$ 12,240		$ 12,240		$ 12,286		$ 12,240		$ 12,181		$ 12,041		$ 12,160		$ 11,972		$ 11,783		$ 11,631		$ 11,442		$ 11,430		$ 11,007		$ 11,234		$ 11,210		$ 10,919		$ 10,967		$ 11,135		$ 11,152		$ 11,469		$ 11,359		$ 11,341		$ 11,390		$ 11,267		$ 11,322		$ 11,471		$ 11,484		$ 11,461		$ 11,360		$ 11,675		$ 12,010		$ 12,087		$ 12,062		$ 12,147		$ 12,069		$ 12,199		$ 12,292		$ 12,517		$ 12,701	$ 12,910	$ 12,856	$ 12,977	$ 12,983	$ 13,064	$ 13,186	$ 13,192	$ 13,234	$ 13,357	$ 13,512	$ 13,582	$ 13,762	$ 13,845	$ 13,887	$ 13,999	$ 14,059
C000094854
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,904		9,788		9,985		10,156		10,220		10,208		10,315		10,411		10,454		10,486		10,518			10,570		10,591		10,645		10,657		10,678		10,689		10,664		10,707		10,685		10,792		10,814		10,824		10,826		10,914		10,881		10,907		10,951		10,929		10,892		10,970		10,903		10,943		10,931		10,876		10,781		10,893		10,916		10,912		10,991		10,979		11,078		11,055		11,009		11,020		11,008		11,008		11,091		11,148		11,160		10,446		10,711		11,022		11,274		11,539		11,620		11,582		11,582		11,941		12,102		12,090		12,102		12,066		12,136		12,194		12,258		12,258		12,293		12,245		12,175		12,023		12,138		11,938		11,750		11,588		11,387		11,376		10,944		11,158		11,134		10,845		10,881		11,036		11,058		11,360		11,239		11,214		11,251		11,129		11,171		11,319		11,319		11,287		11,175		11,486		11,806		11,882		11,857		11,941		11,864		11,992		12,084		12,304		12,486	12,691	12,638	12,756	12,762	12,842	12,962	12,968	13,009	13,130	13,283	13,351	13,528	13,610	13,651	13,761	13,820
C000190722
Account Value [Line Items]
Line Graph and Table Measure Name																									Class N
Accumulated Value	$ 10,000		$ 10,010		$ 9,993		$ 10,044		$ 10,034		$ 10,140		$ 10,171		$ 10,192		$ 10,201		$ 10,294		$ 10,273		$ 10,313			$ 10,355		$ 10,345		$ 10,318		$ 10,402		$ 10,350		$ 10,394		$ 10,394		$ 10,352		$ 10,270		$ 10,409		$ 10,441		$ 10,454		$ 10,497		$ 10,508		$ 10,609		$ 10,598		$ 10,555		$ 10,584		$ 10,573		$ 10,584		$ 10,672		$ 10,750		$ 10,761		$ 10,091		$ 10,347		$ 10,657		$ 10,906		$ 11,174		$ 11,264		$ 11,241		$ 11,252		$ 11,600		$ 11,778		$ 11,767		$ 11,801		$ 11,764		$ 11,855		$ 11,912		$ 11,989		$ 12,000		$ 12,046		$ 12,009		$ 11,952		$ 11,814		$ 11,940		$ 11,755		$ 11,570		$ 11,429		$ 11,242		$ 11,242		$ 10,823		$ 11,047		$ 11,023		$ 10,745		$ 10,792		$ 10,958		$ 10,985		$ 11,298		$ 11,189		$ 11,179		$ 11,228		$ 11,106		$ 11,169		$ 11,317		$ 11,330		$ 11,304		$ 11,204		$ 11,528		$ 11,857		$ 11,934		$ 11,921		$ 12,001		$ 11,924		$ 12,066		$ 12,154		$ 12,377		$ 12,573		$ 12,776		$ 12,723		$ 12,856		$ 12,859		$ 12,940		$ 13,061		$ 13,076		$ 13,131		$ 13,253		$ 13,405		$ 13,474		$ 13,653		$ 13,744		$ 13,786		$ 13,897		$ 13,968
C000094855
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y
Accumulated Value		10,000		9,905		9,809		10,011		10,192		10,267		10,260		10,378		10,485		10,531		10,574		10,618			10,686		10,708		10,773		10,801		10,823		10,845		10,825		10,880		10,869		10,983		11,016		11,039		11,047		11,136		11,125		11,157		11,213		11,202		11,172		11,251		11,194		11,253		11,242		11,196		11,105		11,267		11,302		11,315		11,361		11,361		11,469		11,457		11,422		11,439		11,427		11,439		11,545		11,616		11,628		10,902		11,178		11,515		11,782		12,084		12,181		12,142		12,154		12,543		12,722		12,722		12,746		12,716		12,802		12,876		12,958		12,970		13,020		12,966		12,904		12,768		12,890		12,690		12,502		12,335		12,134		12,134		11,679		11,920		11,908		11,605		11,644		11,836		11,862		12,188		12,083		12,058		12,111		11,993		12,046		12,206		12,232		12,203		12,095		12,432		12,799		12,882		12,854		12,953		12,870		13,023		13,117		13,343		13,555	13,772	13,729	13,858	13,860	13,962	14,078	14,093	14,151	14,284	14,460	14,520	14,713	14,809	14,870	14,975	15,049
C000021802
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		9,423		8,736		8,626		9,353		9,515		9,716		9,469		9,967		10,178		10,301		10,255		10,979			11,155		11,296		11,609		11,604		11,677		11,810		12,043		12,365		12,291		12,725		13,006		13,228		13,469		14,406		13,769		13,311		13,309		13,619		13,586		13,941		14,179		14,140		12,849		13,065		11,717		13,109		13,308		13,218		13,980		12,659		13,651		13,828		13,057		13,341		13,765		14,460		14,853		14,437		13,219		10,434		12,118		12,661		12,807		13,245		14,173		13,569		13,543		15,916		16,786		16,605		18,328		19,377		20,414		21,168		21,110		21,255		21,952		21,487		22,721		21,495		22,489		22,388		22,063		21,986		20,013		20,672		18,099		19,856		19,636		17,683		19,628		20,742		19,498		22,013		21,416		21,045		21,380		21,262		22,900		24,157		23,606		22,646		21,877		23,976		25,534		25,694		26,575		28,224		26,947		27,173		27,023		28,776		29,050	29,012	29,248	31,331	29,573	31,097	30,966	29,934	28,688	30,066	31,403	31,515	32,608	32,434	31,852	32,587	33,968
C000021804
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,261		9,141		9,910		10,074		10,278		10,012		10,531		10,740		10,870		10,808		11,567			11,745		11,889		12,207		12,194		12,270		12,396		12,637		12,960		12,878		13,328		13,613		13,835		14,076		15,048		14,376		13,887		13,878		14,190		14,150		14,503		14,749		14,696		13,345		13,565		12,158		13,588		13,792		13,690		14,466		13,093		14,111		14,289		13,479		13,764		14,188		14,898		15,297		14,852		13,591		10,729		12,447		12,998		13,136		13,581		14,521		13,897		13,857		16,280		17,155		16,958		18,712		19,768		20,809		21,563		21,491		21,626		22,326		21,833		23,071		21,815		22,814		22,688		22,348		22,261		20,254		20,895		18,290		20,056		19,819		17,837		19,790		20,895		19,626		22,147		21,537		21,150		21,479		21,338		22,968		24,222		23,648		22,674		21,889		23,964		25,512		25,669		26,550		28,198		26,922		27,148		26,997		28,749		29,022	28,985	29,220	31,302	29,545	31,067	30,937	29,906	28,660	30,037	31,373	31,486	32,577	32,404	31,822	32,557	33,936
C000190720
Account Value [Line Items]
Line Graph and Table Measure Name																									Class N
Accumulated Value	10,000		10,099		10,303		10,584		10,523		10,899		11,146		11,340		11,546		12,357		11,814		11,426			11,428		11,700		11,678		11,981		12,194		12,162		11,052		11,243		10,092		11,288		11,466		11,392		12,049		10,916		11,776		11,930		11,266		11,518		11,884		12,487		12,832		12,476		11,429		9,023		10,482		10,953		11,088		11,466		12,277		11,758		11,736		13,796		14,553		14,406		15,901		16,825		17,734		18,389		18,347		18,477		19,091		18,690		19,770		18,707		19,579		19,491		19,214		19,151		17,442		18,015		15,781		17,321		17,130		15,431		17,130		18,104		17,022		19,230		18,713		18,392		18,684		18,589		20,025		21,133		20,652		19,821		19,150		20,987		22,360		22,503		23,288		24,737		23,625		23,830		23,701		25,241		25,484		25,462		25,674		27,510		25,974		27,318		27,213		26,320		25,223		26,442		27,629		27,735		28,700		28,553		28,046		28,700		29,923
C000021805
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y
Accumulated Value		10,000		9,276		9,158		9,934		10,109		10,323		10,062		10,594		10,819		10,960		10,908		11,680			11,869		12,023		12,358		12,353		12,438		12,578		12,831		13,176		13,100		13,569		13,870		14,107		14,367		15,371		14,695		14,212		14,209		14,542		14,508		14,892		15,151		15,112		13,736		13,967		12,533		14,022		14,242		14,150		14,961		13,552		14,615		14,814		13,987		14,295		14,750		15,499		15,924		15,482		14,181		11,197		13,004		13,589		13,750		14,220		15,221		14,576		14,549		17,108		18,038		17,856		19,712		20,838		21,958		22,772		22,713		22,874		23,636		23,138		24,471		23,153		24,235		24,125		23,782		23,704		21,582		22,293		19,527		21,432		21,195		19,093		21,195		22,396		21,060		23,782		23,149		22,751		23,113		22,996		24,768		26,134		25,546		24,515		23,683		25,953		27,649		27,827		28,791		30,589		29,210		29,464		29,295		31,206		31,507	31,469	31,733	34,002	32,110	33,766	33,636	32,519	31,168	32,670	34,131	34,263	35,461	35,278	34,659	35,461	36,973
C000069913
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		9,426		8,608		8,556		9,285		9,369		9,505		9,224		9,655		9,757		9,728		9,326		9,931			9,978		10,153		10,415		10,391		10,274		10,221		10,361		10,444		10,376		10,735		10,896		11,090		11,267		11,646		11,054		10,999		11,012		11,229		11,194		11,461		11,768		11,758		10,473		10,705		9,453		10,438		10,885		10,830		11,207		10,777		11,337		11,457		11,441		11,566		11,588		11,985		12,309		12,249		11,271		8,828		10,062		10,619		10,483		10,938		11,433		11,109		11,183		12,970		13,597		13,335		14,202		14,989		15,815		16,004		15,941		15,878		16,137		15,537		16,187		15,625		16,495		15,689		15,972		15,878		14,987		15,455		14,109		15,083		14,682		13,387		14,339		15,433		14,714		15,530		15,231		14,909		15,081		14,586		15,478		15,643		15,440		14,804		14,317		15,778		17,107		17,001		18,369		19,068		17,967		18,237		18,094		18,989		19,222	19,801	19,944	21,936	20,248	21,393	20,088	19,296	18,744	19,800	20,927	21,579	22,134	22,266	22,785	22,944	22,705
C000069914
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,128		9,066		9,833		9,916		10,050		9,749		10,196		10,298		10,260		9,830		10,465			10,503		10,680		10,955		10,922		10,793		10,729		10,869		10,949		10,869		11,240		11,402		11,595		11,775		12,164		11,539		11,473		11,477		11,699		11,655		11,921		12,238		12,216		10,878		11,111		9,807		10,822		11,282		11,216		11,599		11,145		11,718		11,832		11,814		11,933		11,945		12,351		12,676		12,604		11,593		9,077		10,332		10,901		10,751		11,214		11,714		11,370		11,446		13,259		13,893		13,617		14,500		15,293		16,123		16,311		16,227		16,158		16,409		15,788		16,437		15,857		16,733		15,904		16,188		16,074		15,167		15,626		14,257		15,233		14,816		13,506		14,457		15,551		14,816		15,626		15,317		14,975		15,150		14,641		15,526		15,684		15,467		14,816		14,324		15,776		17,095		16,980		18,346		19,044		17,943		18,214		18,071		18,964		19,197	19,775	19,918	21,907	20,221	21,365	20,062	19,271	18,720	19,775	20,900	21,551	22,105	22,237	22,756	22,914	22,675
C000128764
Account Value [Line Items]
Line Graph and Table Measure Name																									Class N
Accumulated Value		10,000		9,136		9,082		9,862		9,955		10,098		9,808		10,265		10,377		10,347		9,925		10,575			10,621		10,811		11,092		11,072		10,949		10,898		11,051		11,138		11,072		11,461		11,635		11,845		12,035		12,446		11,814		11,762		11,776		12,016		11,978		12,266		12,602		12,591		11,221		11,472		10,136		11,199		11,684		11,621		12,032		11,570		12,177		12,310		12,298		12,437		12,460		12,899		13,244		13,186		12,134		9,510		10,840		11,446		11,300		11,791		12,330		11,979		12,063		13,995		14,679		14,399		15,337		16,188		17,089		17,297		17,230		17,170		17,452		16,806		17,513		16,914		17,864		16,988		17,306		17,197		16,239		16,747		15,295		16,358		15,922		14,526		15,565		16,755		15,981		16,870		16,549		16,197		16,397		15,860		16,838		17,014		16,806		16,109		15,588		17,174		18,628		18,523		20,014		20,779		19,590		19,888		19,735		20,718		20,976	21,612	21,782	23,949	22,124	23,376	21,953	21,097	20,498	21,665	22,897	23,612	24,233	24,383	24,948	25,136	24,875
C000069915
Account Value [Line Items]
Line Graph and Table Measure Name																									Class Y
Accumulated Value		10,000		9,137		9,082		9,862		9,950		10,098		9,803		10,260		10,372		10,341		9,920		10,565			10,614		10,803		11,084		11,064		10,941		10,885		11,038		11,125		11,059		11,442		11,616		11,825		12,015		12,424		11,794		11,736		11,751		11,990		11,953		12,240		12,569		12,564		11,192		11,442		10,111		11,164		11,647		11,590		11,994		11,539		12,137		12,270		12,258		12,396		12,419		12,851		13,196		13,138		12,091		9,474		10,798		11,401		11,256		11,744		12,280		11,931		12,015		13,937		14,616		14,338		15,271		16,124		17,013		17,227		17,153		17,093		17,381		16,732		17,434		16,832		17,781		16,911		17,227		17,119		16,167		16,671		15,221		16,277		15,844		14,456		15,489		16,671		15,900		16,783		16,465		16,115		16,314		15,781		16,743		16,926		16,711		16,019		15,502		17,085		18,527		18,415		19,903		20,662		19,474		19,778		19,626		20,594		20,858	21,482	21,650	23,809	21,990	23,232	21,820	20,971	20,367	21,524	22,747	23,466	24,073	24,222	24,791	24,969	24,715
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,099		10,089		10,132		10,223		10,174		10,180		10,167		10,214		10,096		10,001		10,065			9,990		10,061		10,049		10,051		10,116		10,051		9,971		10,031		10,215		10,324		10,318		10,516		10,518		10,705		10,840		10,863		11,145		11,085		11,119		11,113		11,105		11,319		11,523		11,455		11,659		11,713		11,787		11,963		11,866		11,860		11,807		11,923		11,939		11,854		11,682		11,536		11,628		11,666		11,748		11,879		11,856		11,754		11,750		11,785		11,755		11,502		11,373		11,057		10,638		10,706		10,538		10,796		10,491		10,038		9,908		10,272		10,226		10,540		10,268		10,529		10,592		10,477		10,440		10,432		10,366		10,102		9,943		10,393		10,791		10,761		10,609		10,707		10,437		10,614		10,714		10,965		11,122		11,271		10,992		11,108		10,926		10,984		11,226		11,230		11,274		11,193		11,365		11,335		11,471		11,596		11,668		11,741		11,724
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,397		19,413		21,005		22,102		20,808		22,241		21,721		22,302		22,539		22,627		24,172		25,039		24,555		23,386		22,766		24,888		26,209		26,499		27,933		28,835		27,566		28,868		29,762		30,315		30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		10,000		10,000		10,003		10,007		10,010		10,011		10,015		10,017		10,019		10,024		10,027		10,028			10,033		10,037		10,041		10,043		10,050		10,055		10,063		10,072		10,081		10,090		10,099		10,107		10,119		10,131		10,140		10,154		10,168		10,183		10,200		10,216		10,235		10,251		10,268		10,289		10,308		10,329		10,347		10,370		10,390		10,413		10,436		10,455		10,477		10,495		10,515		10,528		10,543		10,557		10,573		10,604		10,605		10,605		10,606		10,608		10,609		10,610		10,612		10,612		10,614		10,615		10,616		10,616		10,616		10,617		10,616		10,617		10,617		10,618		10,617		10,618		10,619		10,618		10,620		10,623		10,625		10,632		10,634		10,640		10,657		10,683		10,700		10,735		10,773		10,807		10,842		10,889		10,923		10,966		11,016		11,060		11,110		11,161		11,211		11,261		11,314		11,362		11,409		11,460		11,509		11,564		11,611		11,663		11,719	11,770	11,815	11,860	11,908	11,952	11,990	12,030	12,071	12,115	12,155	12,197	12,245	12,286	12,328	12,362	12,405
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		10,000		10,000		10,003		10,007		10,010		10,011		10,015		10,017		10,019		10,024		10,027		10,028			10,033		10,037		10,041		10,043		10,050		10,055		10,063		10,072		10,081		10,090		10,099		10,107		10,119		10,131		10,140		10,154		10,168		10,183		10,200		10,216		10,235		10,251		10,268		10,289		10,308		10,329		10,347		10,370		10,390		10,413		10,436		10,455		10,477		10,495		10,515		10,528		10,543		10,557		10,573		10,604		10,605		10,605		10,606		10,608		10,609		10,610		10,612		10,612		10,614		10,615		10,616		10,616		10,616		10,617		10,616		10,617		10,617		10,618		10,617		10,618		10,619		10,618		10,620		10,623		10,625		10,632		10,634		10,640		10,657		10,683		10,700		10,735		10,773		10,807		10,842		10,889		10,923		10,966		11,016		11,060		11,110		11,161		11,211		11,261		11,314		11,362		11,409		11,460		11,509		11,564		11,611		11,663		11,719	11,770	11,815	11,860	11,908	11,952	11,990	12,030	12,071	12,115	12,155	12,197	12,245	12,286	12,328	12,362	12,405
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	10,000		10,006		10,014		10,023		10,032		10,041		10,050		10,058		10,069		10,081		10,091		10,104			10,118		10,133		10,150		10,166		10,185		10,200		10,218		10,239		10,258		10,278		10,296		10,318		10,339		10,362		10,384		10,404		10,425		10,444		10,464		10,477		10,492		10,506		10,521		10,552		10,553		10,553		10,554		10,556		10,557		10,559		10,560		10,561		10,562		10,563		10,564		10,564		10,565		10,565		10,564		10,565		10,565		10,566		10,565		10,566		10,567		10,566		10,568		10,571		10,573		10,580		10,582		10,588		10,605		10,631		10,648		10,682		10,721		10,754		10,789		10,836		10,870		10,912		10,962		11,006		11,056		11,106		11,156		11,206		11,258		11,306		11,353		11,404		11,453		11,508		11,555		11,606		11,662		11,712		11,757		11,802		11,850		11,893		11,931		11,971		12,012		12,056		12,095		12,137		12,185		12,226		12,268		12,302		12,345
NATIXIS INDEX: ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		10,000		10,000		10,003		10,007		10,010		10,011		10,015		10,017		10,019		10,024		10,027		10,028			10,033		10,037		10,041		10,043		10,050		10,055		10,063		10,072		10,081		10,090		10,099		10,107		10,119		10,131		10,140		10,154		10,168		10,183		10,200		10,216		10,235		10,251		10,268		10,289		10,308		10,329		10,347		10,370		10,390		10,413		10,436		10,455		10,477		10,495		10,515		10,528		10,543		10,557		10,573		10,604		10,605		10,605		10,606		10,608		10,609		10,610		10,612		10,612		10,614		10,615		10,616		10,616		10,616		10,617		10,616		10,617		10,617		10,618		10,617		10,618		10,619		10,618		10,620		10,623		10,625		10,632		10,634		10,640		10,657		10,683		10,700		10,735		10,773		10,807		10,842		10,889		10,923		10,966		11,016		11,060		11,110		11,161		11,211		11,261		11,314		11,362		11,409		11,460		11,509		11,564		11,611		11,663		11,719	11,770	11,815	11,860	11,908	11,952	11,990	12,030	12,071	12,115	12,155	12,197	12,245	12,286	12,328	12,362	12,405
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,123		$ 10,186		$ 10,396		$ 10,428		$ 10,643		$ 10,891		$ 11,225		$ 11,350		$ 12,000		$ 11,557		$ 11,264			$ 11,307		$ 11,579		$ 11,651		$ 12,084		$ 12,478		$ 12,549		$ 11,691		$ 11,929		$ 10,852		$ 11,722		$ 12,098		$ 12,333		$ 12,833		$ 12,017		$ 12,864		$ 13,049		$ 12,842		$ 13,083		$ 13,366		$ 13,851		$ 14,269		$ 14,264		$ 13,090		$ 11,473		$ 12,944		$ 13,560		$ 13,830		$ 14,609		$ 15,660		$ 15,065		$ 14,664		$ 16,269		$ 16,895		$ 16,724		$ 17,185		$ 17,938		$ 18,895		$ 19,027		$ 19,471		$ 19,934		$ 20,540		$ 19,585		$ 20,957		$ 20,812		$ 21,744		$ 20,619		$ 20,002		$ 20,744		$ 18,935		$ 18,970		$ 17,404		$ 19,009		$ 18,234		$ 16,555		$ 17,895		$ 18,895		$ 17,806		$ 18,925		$ 18,463		$ 19,141		$ 19,440		$ 19,524		$ 20,815		$ 21,483		$ 21,141		$ 20,133		$ 19,710		$ 21,510		$ 22,487		$ 22,865		$ 24,086		$ 24,861		$ 23,845		$ 25,028		$ 25,926		$ 26,241		$ 26,878		$ 27,452		$ 27,203		$ 28,800		$ 28,113		$ 28,896		$ 28,519		$ 26,912		$ 26,730		$ 28,412		$ 29,857		$ 30,527		$ 31,146		$ 32,283		$ 33,039		$ 33,120		$ 33,140
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,348		11,324		11,372		11,096		11,790			12,000		12,202		12,542		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,416		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,798		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,883		20,833		21,911		20,765		21,510		21,166		22,445		22,868	23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,348		11,324		11,372		11,096		11,790			12,000		12,202		12,542		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,416		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,798		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,883		20,833		21,911		20,765		21,510		21,166		22,445		22,868	23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,348		11,324		11,372		11,096		11,790			12,000		12,202		12,542		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,416		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,798		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,883		20,833		21,911		20,765		21,510		21,166		22,445		22,868	23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
NATIXIS INDEX: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000		$ 9,447		$ 9,514		$ 10,392		$ 10,615		$ 10,789		$ 10,887		$ 11,348		$ 11,324		$ 11,372		$ 11,096		$ 11,790			$ 12,000		$ 12,202		$ 12,542		$ 12,451		$ 12,475		$ 12,436		$ 12,621		$ 12,788		$ 12,549		$ 12,892		$ 12,995		$ 13,435		$ 13,601		$ 13,913		$ 13,228		$ 13,261		$ 13,326		$ 13,471		$ 13,580		$ 13,949		$ 14,139		$ 14,027		$ 13,017		$ 13,329		$ 11,930		$ 13,158		$ 13,576		$ 13,644		$ 14,094		$ 13,189		$ 14,080		$ 14,197		$ 13,696		$ 14,252		$ 14,328		$ 14,710		$ 15,158		$ 14,863		$ 13,391		$ 10,352		$ 11,734		$ 12,278		$ 12,416		$ 13,003		$ 13,518		$ 13,211		$ 13,334		$ 15,207		$ 15,910		$ 15,874		$ 17,104		$ 17,987		$ 18,857		$ 19,229		$ 19,005		$ 19,123		$ 19,532		$ 18,813		$ 19,815		$ 19,213		$ 20,419		$ 19,547		$ 19,456		$ 20,047		$ 18,856		$ 19,218		$ 17,105		$ 18,578		$ 18,009		$ 16,262		$ 17,798		$ 18,924		$ 17,962		$ 19,413		$ 18,791		$ 18,199		$ 18,201		$ 17,393		$ 18,902		$ 19,725		$ 19,027		$ 18,059		$ 17,164		$ 18,783		$ 20,246		$ 19,883		$ 20,833		$ 21,911		$ 20,765		$ 21,510		$ 21,166		$ 22,445		$ 22,868	$ 23,299	$ 23,006	$ 24,699	$ 22,892	$ 23,697	$ 23,265	$ 22,409	$ 21,853	$ 22,806	$ 23,607	$ 24,030	$ 24,751	$ 25,066	$ 24,814	$ 25,406	$ 25,421